Debt Obligations (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		3 Months Ended			12 Months Ended
	May. 07, 2014	Dec. 11, 2013	Apr. 30, 2010	Dec. 31, 2013	Jun. 30, 2013	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May. 31, 2014	Jan. 31, 2014	Dec. 31, 2011
Debt Instrument [Line Items]
Deemed contribution of a loan guarantee									$ 0	$ 3,930
Gains (Losses) on Extinguishment of Debt									(1,389)	0
Debt Outstanding				$ 15,000					0	15,000
Interest expense						$ (1)		$ 44	$ 48	$ 192
Number of warrants issued to purchase common stock				13,879		14,033			14,033	13,879
Exercise price of warrants												$ 0.20
Issuance of warrants allocated to debt discount									$ 906	$ 1,168
Amortization of deferred financing costs						$ 0		536	755	3,485
Interest expense on beneficial conversion feature									$ 0	10,802
Series D-1 Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Debt conversion, shares issued		6,054,255
Series D-2 Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Number of warrants issued to purchase common stock		87,532							19,048				19,048
Exercise price of warrants		$ 0.20											$ 0.20
Debt conversion, shares issued		3,956,985
Two Thousand Eleven Twelve Notes [Member]
Debt Instrument [Line Items]
Public offering price														$ 0.20
Convertible notes aggregate amount						0			$ 0
Interest Payable						0			0
2010 Credit Agreement [Member]
Debt Instrument [Line Items]
Credit facility agreement amount			$ 15,000
Interest at a rate of London InterBank plus			0.95%
Deemed contribution of a loan guarantee			$ 6,338
2013 Credit Agreement [Member]
Debt Instrument [Line Items]
Deemed contribution of a loan guarantee								3,930		$ 3,930
Repayment of debt	$ 15,000
Gains (Losses) on Extinguishment of Debt							$ 1,389
Debt Outstanding						0			$ 0
Weighted-average interest rate									1.19%	1.20%
Interest expense									$ 48	$ 192
Amortization of deferred financing costs						0		$ 536	755	2,317
December 2011 Note and Warrant Agreement [Member]
Debt Instrument [Line Items]
Debt agreement, maximum borrowing capacity														$ 15,000
Issuance of warrants allocated to debt discount											$ 328
2011-2012 Notes [Member]
Debt Instrument [Line Items]
Convertible notes aggregate amount		$ 11,444		$ 0					0	0
Interest Payable				0					0	0
Debt Instrument, Increase, Accrued Interest		$ 1,640
Debt Instrument, Convertible, Conversion Price		$ 1.40
2011-2012 Notes [Member] | Series D-1 Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Debt conversion, shares issued		6,054,255
2011-2012 Notes [Member] | Series D-2 Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Debt conversion, shares issued		3,291,443
June 2013 Note and Warrant Agreement [Member]
Debt Instrument [Line Items]
Debt agreement, maximum borrowing capacity					$ 1,500
Convertible notes aggregate amount		$ 899		0	899	0			0	0
Fair value of issued warrants					1,168
Fair value of warrants expensed at issuance					269
Issuance of warrants allocated to debt discount					$ 899
Interest Payable				0		$ 0			$ 0	0
Debt Instrument, Increase, Accrued Interest				$ 33
Debt Instrument, Convertible, Conversion Price		$ 1.40
June 2013 Note and Warrant Agreement [Member] | Series D-2 Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Debt conversion, shares issued				665,542
2011 Note and Warrant Agreement and 2013 Note and Warrant Agreement [Member]
Debt Instrument [Line Items]
Required percentage of written consent by holders of outstanding aggregated principle amount of convertible notes									70.00%
2011-2012 Notes and June 2013 Notes [Member]
Debt Instrument [Line Items]
Notes stated interest rate									8.00%
Amortization of deferred financing costs									$ 0	1,168
Debt Instrument, Convertible, Conversion Price		$ 1.40			$ 4.3125
Interest expense on beneficial conversion feature										10,802
Term Loan [Member] | 2010 Credit Agreement [Member]
Debt Instrument [Line Items]
Credit facility agreement amount			5,000
Term Loan [Member] | 2013 Credit Agreement [Member]
Debt Instrument [Line Items]
Credit facility agreement amount				$ 5,000						5,000
Revolving Credit Facility [Member] | 2010 Credit Agreement [Member]
Debt Instrument [Line Items]
Credit facility agreement amount			$ 10,000
Revolving Credit Facility [Member] | 2013 Credit Agreement [Member]
Debt Instrument [Line Items]
Credit facility agreement amount				$ 10,000						$ 10,000
Convertible Notes Payable [Member] | December 2011 Note and Warrant Agreement [Member]
Debt Instrument [Line Items]
Debt agreement, maximum borrowing capacity														15,000
Investor [Member] | Two Thousand Eleven Twelve Notes [Member]
Debt Instrument [Line Items]
Convertible notes aggregate amount														$ 11,444
Number of warrants issued to purchase common stock														26,000
Investor [Member] | Convertible Notes Payable [Member] | 2011-2012 Notes [Member]
Debt Instrument [Line Items]
Convertible notes aggregate amount											$ 11,444			$ 11,444
Number of warrants issued to purchase common stock														26,000
Exercise price of warrants														$ 0.20